[LOGO OF LINCOLN FINANCIAL GROUP]






                                             Lincoln National
                                             Money Market Fund, Inc.
                                             Semi-Annual Report
                                             June 30, 2000

Lincoln National Money Market Fund, Inc.

Index

      Commentary

      Statement of Net Assets

      Statement of Operations

      Statements of Changes in Net Assets

      Financial Highlights

      Notes to Financial Statements

Lincoln National Money Market Fund, Inc.

Managed by: [LOGO OF LINCOLN FINANCIAL GROUP]


The Fund had a return of 2.7% (net of fees) for the first six months of 2000 while its benchmark, the Salomon Brothers 90 day T-Bill Index*, returned 2.8% for the same period.

Government figures show that productivity growth in the last few years is almost double the rate of the previous two decades. Productivity grew at an annual rate of 1.4 percent from 1977 to 1995 while it increased to an annual rate of 2.5 percent over the last four years. Accelerating productivity gains mean the economy can grow faster than previously thought without sparking inflation. The economy's growth rate topped five percent the last two quarters of 1999 and the first quarter of 2000, the first time we've had three consecutive quarters above five percent since 1983-1984. Even though productivity growth has helped to keep inflation in check, Federal Reserve Board (Fed) Chairman Alan Greenspan has warned that the economy's rapid growth is shrinking the supply of available workers, which could spark a surge in wages and lead to higher prices. Labor represents about two-thirds of the cost of doing business.

In order to prevent the economy from over heating and to facilitate a soft landing, the Federal Reserve Open Market Committee raised the fed funds target by 100 basis points during the first half of the year. The Fed raised the overnight bank-lending rate by half a point to 6.5 percent on May 16, the highest level in nine years. The Fed hadn't raised rates by more than a quarter percentage point at one time since February, 1995. In its statement, the Fed said "increases in demand have remained in excess of even the rapid pace of productivity-driven gains in potential supply, exerting continued pressures on resources." The Fed chose not to raise rates at its June meeting as recent reports suggest a cooling in housing, autos and retail sales. However, they served notice that they still view inflation as the biggest threat facing the economy.

At this time the market is pricing in a 25 basis point rate increase by year-end. If another rate hike is necessary, the Fed will most likely move rates at the August 22 meeting since it won't want to affect the political process by moving rates close to the election. The Fund's average days to maturity have been lengthened as attractive opportunities have been available and it appears the Fed is close if not finished with its tightening.

Jil Schoeff Lindholm




Results represent past performance and should not be considered representative of future results.
Source of comparison data: Federal Reserve statistical release


* Salomon Brothers 90 Day T-Bill Index - Measures the return on short term securities. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                              Money Market Fund 1

Lincoln National
Money Market Fund,Inc.

Statement of Net Assets - Unaudited
June 30, 2000
Investments:

                                        Par                 Market
Money Market Instruments:               Amount              Value
----------------------------------------------------------------------------
Automobile & Auto Parts: 4.9%
----------------------------------------------------------------------------
Volkswagen of America
6.51%, 7/6/00                           $10,000,000         $  9,990,958
----------------------------------------------------------------------------

Banking, Finance, & Insurance: 75.0%
----------------------------------------------------------------------------
American Express Centurion
Series BKN1
6.60%, 5/9/01                             8,000,000            8,000,000
American Honda Finance
6.76%, 6/22/01                           10,000,000           10,000,000
Associates Corporation North America
6.85%, 7/3/00                             5,000,000            5,000,000
Bank of America
6.65%, 11/7/00                            9,400,000            9,176,006
Bank One NA Chicago Illinois
6.63%, 2/1/01                            10,000,000            9,997,757
Bell Atlantic Financial Services
6.67%, 8/21/00                            9,000,000            9,000,000
Citicorp Medium Term Note Series F
6.68%, 8/2/00                            10,000,000            9,999,730
Corporate Asset Funding
6.56%, 8/7/00                             5,000,000            4,966,289
Equitable Life Assurance
6.24%, 3/20/01                           10,000,000           10,000,000
First Union National Bank Series
6.65%, 5/18/01                           10,000,000           10,000,000
General Electric Capital
6.55%, 7/5/00                            10,000,000            9,992,722
Goldman Sachs Group
6.60%, 8/15/00                            6,200,000            6,148,850
International Lease Finance
6.62%, 7/5/00                             8,400,000            8,400,000
Merrill Lynch
6.65%, 8/21/00                           10,000,000            9,905,367
M & I Bank Southern Wisconsin
6.36%, 10/26/00                          10,000,000           10,000,000
Morgan Guaranty Trust
6.80%, 4/16/01                           10,000,000            9,999,711
PNC Bank
6.59%, 7/12/00                           10,000,000            9,999,551
Wilmington Trust
6.00%, 8/23/00                            4,000,000            4,000,000
----------------------------------------------------------------------------
                                                             154,585,983
Cable Media, & Publishing: 2.8%
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Donnelly (R&R) Sons Company
6.50%, 7/24/00                            5,700,000            5,675,783
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Energy: 4.9%
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Southern California Edison
6.75%, 10/25/00                          10,000,000           10,000,000
----------------------------------------------------------------------------

Food, Beverage, & Tobacco: 2.4%
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Sara Lee Corporation
6.59%, 7/19/00                            5,000,000            5,000,000
----------------------------------------------------------------------------

Metal & Mining: 4.9%
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Alcoa
6.60%, 7/18/00                           10,000,000           10,000,000
----------------------------------------------------------------------------

                                        Par                 Market
Telecommunications: 4.9%                Amount              Value
----------------------------------------------------------------------------
AT&T Corporation
6.64%, 6/14/01                           $2,000,000         $  1,999,241
6.24%, 7/13/00                            8,000,000            7,999,895
----------------------------------------------------------------------------
                                                               9,999,136
Total Money Market Instruments: 99.8%
(Cost $205,251,860)                                          205,251,860
----------------------------------------------------------------------------
Other Assets Over Liabilities: 0.2%                              488,278
----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $10.000 per share
based on 20,574,014 shares issued
outstanding)                                                $205,740,138
----------------------------------------------------------------------------

Components of Net Assets at June 30, 2000:
Common stock, par value $.01 per share,
50,000,000 authorized shares                                    $205,740
Paid in capital in excess of par
value of shares issued                                       205,534,398
----------------------------------------------------------------------------

Total Net Assets                                            $205,740,138
----------------------------------------------------------------------------


See accompanying notes to financial statements.

                              Money Market Fund 2

Lincoln National Money Market Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 2000


Investment income:
 Interest                                                        $ 6,238,827
-----------------------------------------------------------------------------
  Total investment income                                          6,238,827
-----------------------------------------------------------------------------

Expenses:
 Management fees                                                     496,351
-----------------------------------------------------------------------------
 Accounting fees                                                      53,823
-----------------------------------------------------------------------------
 Printing and postage                                                 25,963
-----------------------------------------------------------------------------
 Legal fees                                                           12,467
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 Custody fees                                                          5,099
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 Directors fees                                                        2,100
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 Other                                                                13,573
-----------------------------------------------------------------------------
                                                                     609,376
-----------------------------------------------------------------------------
 Less expenses paid indirectly                                        (5,099)
-----------------------------------------------------------------------------
  Total expenses                                                     604,277
-----------------------------------------------------------------------------
Net investment income                                              5,634,550
-----------------------------------------------------------------------------

Net realized gain on investment transactions:
 Net realized gain on:
  Investment transactions                                              2,598
-----------------------------------------------------------------------------
 Net realized gain on investment transactions                          2,598
-----------------------------------------------------------------------------
Net increase in net assetsresulting from operations               $5,637,148
-----------------------------------------------------------------------------

Statements of Changes in Net Assets
                                           Six months
                                           ended
                                           6/30/00            Year ended
                                           (Unaudited)        12/31/99
                                           ---------------------------------
Changes from operations:
 Net investment income                     $   5,634,550      $   8,394,763
----------------------------------------------------------------------------
 Net realized gain on investment transactions      2,598                814
----------------------------------------------------------------------------
Net increase in net assets
resulting from operations                      5,637,148          8,395,577
----------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                        (5,637,148)        (8,395,577)
----------------------------------------------------------------------------
  Total distributions to shareholders         (5,637,148)        (8,395,577)
----------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions    (28,935,875)        97,614,208
----------------------------------------------------------------------------

  Total increase (decrease) in net assets    (28,935,875)        97,614,208
----------------------------------------------------------------------------

Net Assets, at beginning of period           234,676,013        137,061,805
----------------------------------------------------------------------------
Net Assets, at end of period                $205,740,138       $234,676,013
----------------------------------------------------------------------------

See accompanying notes to financial statements.

                              Money Market Fund 3

Lincoln National Money Market Fund, Inc.
Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                             Six months
                                             ended
                                             6/30/00        Year ended December 31,
                                             (Unaudited)    1999          1998        1997       1996       1995
                                           --------------------------------------------------------------------------
Net asset value, beginning of period          $ 10.000      $ 10.000      $10.000     $10.000    $10.000    $10.000

Income from investment operations:
   Net investment income                         0.269         0.468        0.497       0.501      0.505      0.570
   Total from investment operations              0.269         0.468        0.497       0.501      0.505      0.570

Less dividends and distributions:
   Dividends from net investment income         (0.269)       (0.468)      (0.497)     (0.501)    (0.505)    (0.570)
                                           --------------------------------------------------------------------------
Total dividends and distributions               (0.269)       (0.468)      (0.497)     (0.501)    (0.505)    (0.570)
                                           --------------------------------------------------------------------------
Net asset value, end of period                $ 10.000      $ 10.000      $10.000     $10.000    $10.000    $10.000
                                           --------------------------------------------------------------------------

Total Return                                      2.73%         4.62%        5.10%       5.13%      5.07%      5.67%

Ratios and supplemental data:
   Ratio of expenses to average net assets        0.57%(1)      0.59%        0.58%       0.59%      0.57%      0.52%
   Ratio of net investment income
       to average net assets                      5.32%(1)      4.68%        4.97%       5.01%      5.07%      5.67%
   Net assets, end of period (000 omitted)    $205,740      $234,676     $137,062     $89,227    $90,358    $75,319

(1) Annulized

See accompanying notes to financial statements.

                              Money Market Fund 4

Lincoln National Money Market Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 2000

The Fund: Lincoln National Money Market Fund, Inc. (the "Fund") is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with the preservation of capital. The Fund invests in short-term obligations issued by U.S. corporations, the U.S. Government, and federally chartered banks and U.S. branches of foreign banks.

1. Significant Accounting Policies

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2000, the custodial fees offset arrangements amounted to $5,099.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolios and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes.

4. Credit and Market Risks

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 75.0% of net assets at June 30, 2000. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

                              Money Market Fund 5

5. Summary of Changes From Capital Share Transactions

                                                Shares Issued Upon                                 Net Increase (Decrease)
                      Capital                   Reinvestment of       Capital Shares               Resulting From Capital
                      Shares Sold               Dividends             Redeemed                     Share Transactions
                    ---------------------------------------------------------------------------------------------------------
                      Shares      Amount        Shares    Amount      Shares        Amount         Shares      Amount
                    ---------------------------------------------------------------------------------------------------------
Six months ended
June 30, 2000
(Unaudited):          21,006,669  $210,066,693  563,548   $5,635,479  (24,463,804)  $(244,638,047) (2,893,587) $(28,935,875)

Year ended
December 31, 1999:    36,689,072   366,890,725  839,558    8,395,577  (27,767,209)   (277,672,094)  9,761,421    97,614,208

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income daily. Distributions of net realized gains, if any, are declared and distributed annually.




                              Money Market Fund 6